S000079170 [Member] Fees and Expenses - iShares Future Metaverse Tech and Communications ETF	Mar. 31, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00.”  The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing inother funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of yourshares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that theFund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions,your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or“turnsover”its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes whenFund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or inthe Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% ofthe average value of its portfolio.
Portfolio Turnover, Rate	79.00%